REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Non-related Party	$ 62,943,846	$ 80,402,192	$ 292,177,817	$ 10,437,687
Related party	67,744,692	80,402,192	139,359,179	153,038,677
Total			$ 431,536,996	163,476,364
Customer I [Member]
Revenue recognition	33,884,182	80,402,192		80,402,192
Customer II [Member]
Revenue recognition	9,987,583	0		0
Customer III [Member]
Revenue recognition	7,823,158	0		0
Customer IV [Member]
Revenue recognition	11,248,923	0		0
Customer V [Member]
Revenue recognition	$ 4,800,846	$ 0		$ 0